American Funds Insurance Series® - Target Date Series
American Funds® IS 2070 Target Date Fund
Investment portfolio
September 30, 2024
unaudited
Growth funds 46.67%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	62	$5
New Perspective Fund, Class R-6	68	4
AMCAP Fund, Class R-6	68	3
New World Fund, Inc., Class R-6	37	3
The Growth Fund of America, Class R-6	40	3
The New Economy Fund, Class R-6	33	2
EuroPacific Growth Fund, Class R-6	15	1
Total growth funds (cost: $20,000)		21
Growth-and-income funds 37.78%
Capital World Growth and Income Fund, Class R-6	54	4
Fundamental Investors, Class R-6	47	4
Washington Mutual Investors Fund, Class R-6	56	4
The Investment Company of America, Class R-6	52	3
American Mutual Fund, Class R-6	39	2
Total growth-and-income funds (cost: $15,000)		17
Balanced funds 8.89%
American Balanced Fund, Class R-6	74	3
American Funds Global Balanced Fund, Class R-6	34	1
Total balanced funds (cost: $4,000)		4
Fixed income funds 6.66%
U.S. Government Securities Fund, Class R-6	182	2
American Funds Emerging Markets Bond Fund, Class R6	42	1
Total fixed income funds (cost: $2,000)		3
Total investment securities 100.00% (cost: $41,000)		45
Other assets less liabilities 0.00%		— [1]
Net assets 100.00%		$45
American Funds Insurance Series — Target Date Series — Page 1 of 29

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46.67%
SMALLCAP World Fund, Inc., Class R-6	$—	$4	$—	$—	$1	$5	$—	$—
New Perspective Fund, Class R-6	—	4	— [1]	— [1]	— [1]	4	—	—
AMCAP Fund, Class R-6	—	3	— [1]	— [1]	— [1]	3	—	— [1]
New World Fund, Inc., Class R-6	—	3	—	—	— [1]	3	—	—
The Growth Fund of America, Class R-6	—	3	— [1]	— [1]	— [1]	3	—	—
The New Economy Fund, Class R-6	—	2	— [1]	— [1]	— [1]	2	—	—
EuroPacific Growth Fund, Class R-6	—	1	—	—	— [1]	1	— [1]	— [1]
						21
Growth-and-income funds 37.78%
Capital World Growth and Income Fund, Class R-6	—	3	— [1]	— [1]	1	4	— [1]	—
Fundamental Investors, Class R-6	—	4	— [1]	— [1]	— [1]	4	— [1]	— [1]
Washington Mutual Investors Fund, Class R-6	—	3	— [1]	— [1]	1	4	— [1]	— [1]
The Investment Company of America, Class R-6	—	3	— [1]	— [1]	— [1]	3	— [1]	— [1]
American Mutual Fund, Class R-6	—	2	— [1]	— [1]	— [1]	2	— [1]	—
						17
Balanced funds 8.89%
American Balanced Fund, Class R-6	—	3	— [1]	— [1]	— [1]	3	— [1]	—
American Funds Global Balanced Fund, Class R-6	—	2	1	— [1]	— [1]	1	— [1]	—
						4
Fixed income funds 6.66%
U.S. Government Securities Fund, Class R-6	—	2	—	—	— [1]	2	— [1]	—
American Funds Emerging Markets Bond Fund, Class R-6	—	1	—	—	— [1]	1	— [1]	—
						3
Total 100.00%				$— [1]	$3	$45	$— [1]	$— [1]

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 2 of 29

American Funds® IS 2065 Target Date Fund
Investment portfolio
September 30, 2024
unaudited

Growth funds 47.17%	Shares	Value (000)
New Perspective Fund, Class R-6	79	$5
SMALLCAP World Fund, Inc., Class R-6	72	5
AMCAP Fund, Class R-6	80	4
New World Fund, Inc., Class R-6	43	4
The Growth Fund of America, Class R-6	47	4
The New Economy Fund, Class R-6	39	2
EuroPacific Growth Fund, Class R-6	17	1
Total growth funds (cost: $20,000)		25
Growth-and-income funds 37.74%
Fundamental Investors, Class R-6	55	5
Capital World Growth and Income Fund, Class R-6	63	4
The Investment Company of America, Class R-6	61	4
Washington Mutual Investors Fund, Class R-6	66	4
American Mutual Fund, Class R-6	46	3
Total growth-and-income funds (cost: $16,000)		20
Balanced funds 9.43%
American Balanced Fund, Class R-6	87	3
American Funds Global Balanced Fund, Class R-6	40	2
Total balanced funds (cost: $4,000)		5
Fixed income funds 5.66%
U.S. Government Securities Fund, Class R-6	214	3
American Funds Emerging Markets Bond Fund, Class R6	49	— [1]
Total fixed income funds (cost: $3,000)		3
Total investment securities 100.00% (cost: $43,000)		53
Other assets less liabilities 0.00%		— [1]
Net assets 100.00%		$53
American Funds Insurance Series — Target Date Series — Page 3 of 29

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 47.17%
New Perspective Fund, Class R-6	$5	$—	$— [1]	$— [1]	$— [1]	$5	$—	$—
SMALLCAP World Fund, Inc., Class R-6	4	1	—	—	— [1]	5	—	—
AMCAP Fund, Class R-6	3	— [1]	— [1]	— [1]	1	4	—	— [1]
New World Fund, Inc., Class R-6	2	2	—	—	— [1]	4	—	—
The Growth Fund of America, Class R-6	3	— [1]	— [1]	— [1]	1	4	—	—
The New Economy Fund, Class R-6	2	—	— [1]	— [1]	— [1]	2	—	—
EuroPacific Growth Fund, Class R-6	1	— [1]	—	—	— [1]	1	— [1]	— [1]
						25
Growth-and-income funds 37.74%
Fundamental Investors, Class R-6	4	— [1]	— [1]	— [1]	1	5	— [1]	— [1]
Capital World Growth and Income Fund, Class R-6	4	— [1]	1	— [1]	1	4	— [1]	—
The Investment Company of America, Class R-6	3	— [1]	— [1]	— [1]	1	4	— [1]	— [1]
Washington Mutual Investors Fund, Class R-6	4	— [1]	— [1]	— [1]	— [1]	4	— [1]	— [1]
American Mutual Fund, Class R-6	2	— [1]	— [1]	— [1]	1	3	— [1]	—
						20
Balanced funds 9.43%
American Balanced Fund, Class R-6	3	— [1]	—	—	— [1]	3	— [1]	—
American Funds Global Balanced Fund, Class R-6	3	— [1]	1	— [1]	— [1]	2	— [1]	—
						5
Fixed income funds 5.66%
U.S. Government Securities Fund, Class R-6	2	1	—	—	— [1]	3	— [1]	—
American Funds Emerging Markets Bond Fund, Class R-6	—	— [1]	—	—	— [1]	— [1]	— [1]	—
						3
Total 100.00%				$— [1]	$6	$53	$— [1]	$— [1]

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 4 of 29

American Funds® IS 2060 Target Date Fund
Investment portfolio
September 30, 2024
unaudited

Growth funds 47.17%	Shares	Value (000)
New Perspective Fund, Class R-6	79	$5
SMALLCAP World Fund, Inc., Class R-6	72	5
AMCAP Fund, Class R-6	80	4
New World Fund, Inc., Class R-6	43	4
The Growth Fund of America, Class R-6	47	4
The New Economy Fund, Class R-6	39	2
EuroPacific Growth Fund, Class R-6	17	1
Total growth funds (cost: $20,000)		25
Growth-and-income funds 37.74%
Fundamental Investors, Class R-6	55	5
Capital World Growth and Income Fund, Class R-6	63	4
The Investment Company of America, Class R-6	61	4
Washington Mutual Investors Fund, Class R-6	66	4
American Mutual Fund, Class R-6	46	3
Total growth-and-income funds (cost: $16,000)		20
Balanced funds 9.43%
American Balanced Fund, Class R-6	87	3
American Funds Global Balanced Fund, Class R-6	40	2
Total balanced funds (cost: $4,000)		5
Fixed income funds 5.66%
U.S. Government Securities Fund, Class R-6	214	3
American Funds Emerging Markets Bond Fund, Class R6	49	— [1]
Total fixed income funds (cost: $3,000)		3
Total investment securities 100.00% (cost: $43,000)		53
Other assets less liabilities 0.00%		— [1]
Net assets 100.00%		$53
American Funds Insurance Series — Target Date Series — Page 5 of 29

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 47.17%
New Perspective Fund, Class R-6	$5	$—	$— [1]	$— [1]	$— [1]	$5	$—	$—
SMALLCAP World Fund, Inc., Class R-6	4	1	—	—	— [1]	5	—	—
AMCAP Fund, Class R-6	3	— [1]	— [1]	— [1]	1	4	—	— [1]
New World Fund, Inc., Class R-6	2	2	—	—	— [1]	4	—	—
The Growth Fund of America, Class R-6	3	— [1]	— [1]	— [1]	1	4	—	—
The New Economy Fund, Class R-6	2	—	— [1]	— [1]	— [1]	2	—	—
EuroPacific Growth Fund, Class R-6	1	— [1]	—	—	— [1]	1	— [1]	— [1]
						25
Growth-and-income funds 37.74%
Fundamental Investors, Class R-6	4	— [1]	— [1]	— [1]	1	5	— [1]	— [1]
Capital World Growth and Income Fund, Class R-6	4	— [1]	1	— [1]	1	4	— [1]	—
The Investment Company of America, Class R-6	3	— [1]	— [1]	— [1]	1	4	— [1]	— [1]
Washington Mutual Investors Fund, Class R-6	4	— [1]	— [1]	— [1]	— [1]	4	— [1]	— [1]
American Mutual Fund, Class R-6	2	— [1]	— [1]	— [1]	1	3	— [1]	—
						20
Balanced funds 9.43%
American Balanced Fund, Class R-6	3	— [1]	—	—	— [1]	3	— [1]	—
American Funds Global Balanced Fund, Class R-6	3	— [1]	1	— [1]	— [1]	2	— [1]	—
						5
Fixed income funds 5.66%
U.S. Government Securities Fund, Class R-6	2	1	—	—	— [1]	3	— [1]	—
American Funds Emerging Markets Bond Fund, Class R-6	—	— [1]	—	—	— [1]	— [1]	— [1]	—
						3
Total 100.00%				$— [1]	$6	$53	$— [1]	$— [1]

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 6 of 29

American Funds® IS 2055 Target Date Fund
Investment portfolio
September 30, 2024
unaudited

Growth funds 47.17%	Shares	Value (000)
New Perspective Fund, Class R-6	72	$5
SMALLCAP World Fund, Inc., Class R-6	66	5
New World Fund, Inc., Class R-6	43	4
The Growth Fund of America, Class R-6	47	4
AMCAP Fund, Class R-6	80	3
The New Economy Fund, Class R-6	39	2
American Funds Global Insight Fund, Class R-6	39	1
EuroPacific Growth Fund, Class R-6	17	1
Total growth funds (cost: $20,000)		25
Growth-and-income funds 37.74%
Capital World Growth and Income Fund, Class R-6	63	5
Fundamental Investors, Class R-6	55	5
Washington Mutual Investors Fund, Class R-6	66	4
American Mutual Fund, Class R-6	54	3
The Investment Company of America, Class R-6	53	3
Total growth-and-income funds (cost: $16,000)		20
Balanced funds 9.43%
American Balanced Fund, Class R-6	87	3
American Funds Global Balanced Fund, Class R-6	40	2
Total balanced funds (cost: $4,000)		5
Fixed income funds 5.66%
U.S. Government Securities Fund, Class R-6	214	3
American Funds Emerging Markets Bond Fund, Class R6	49	— [1]
Total fixed income funds (cost: $3,000)		3
Total investment securities 100.00% (cost: $43,000)		53
Other assets less liabilities 0.00%		— [1]
Net assets 100.00%		$53
American Funds Insurance Series — Target Date Series — Page 7 of 29

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 47.17%
New Perspective Fund, Class R-6	$4	$—	$— [1]	$— [1]	$1	$5	$—	$—
SMALLCAP World Fund, Inc., Class R-6	4	1	—	—	— [1]	5	—	—
New World Fund, Inc., Class R-6	2	2	—	—	— [1]	4	—	—
The Growth Fund of America, Class R-6	3	— [1]	— [1]	— [1]	1	4	—	—
AMCAP Fund, Class R-6	3	— [1]	— [1]	— [1]	— [1]	3	—	— [1]
The New Economy Fund, Class R-6	2	—	— [1]	— [1]	— [1]	2	—	—
American Funds Global Insight Fund, Class R-6	1	— [1]	—	—	— [1]	1	—	—
EuroPacific Growth Fund, Class R-6	1	— [1]	—	—	— [1]	1	— [1]	— [1]
						25
Growth-and-income funds 37.74%
Capital World Growth and Income Fund, Class R-6	4	— [1]	— [1]	— [1]	1	5	— [1]	—
Fundamental Investors, Class R-6	4	— [1]	— [1]	— [1]	1	5	— [1]	— [1]
Washington Mutual Investors Fund, Class R-6	4	— [1]	— [1]	— [1]	— [1]	4	— [1]	— [1]
American Mutual Fund, Class R-6	2	— [1]	— [1]	— [1]	1	3	— [1]	—
The Investment Company of America, Class R-6	3	— [1]	1	— [1]	1	3	— [1]	— [1]
						20
Balanced funds 9.43%
American Balanced Fund, Class R-6	3	— [1]	—	—	— [1]	3	— [1]	—
American Funds Global Balanced Fund, Class R-6	3	— [1]	1	— [1]	— [1]	2	— [1]	—
						5
Fixed income funds 5.66%
U.S. Government Securities Fund, Class R-6	2	1	—	—	— [1]	3	— [1]	—
American Funds Emerging Markets Bond Fund, Class R-6	—	— [1]	—	—	— [1]	— [1]	— [1]	—
						3
Total 100.00%				$— [1]	$6	$53	$— [1]	$— [1]

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 8 of 29

American Funds® IS 2050 Target Date Fund
Investment portfolio
September 30, 2024
unaudited

Growth funds 45.28%	Shares	Value (000)
New Perspective Fund, Class R-6	71	$5
AMCAP Fund, Class R-6	80	4
SMALLCAP World Fund, Inc., Class R-6	58	4
The Growth Fund of America, Class R-6	47	4
New World Fund, Inc., Class R-6	34	3
The New Economy Fund, Class R-6	32	2
American Funds Global Insight Fund, Class R-6	62	1
EuroPacific Growth Fund, Class R-6	17	1
Total growth funds (cost: $19,000)		24
Growth-and-income funds 35.85%
American Mutual Fund, Class R-6	63	4
Capital World Growth and Income Fund, Class R-6	55	4
Fundamental Investors, Class R-6	49	4
Washington Mutual Investors Fund, Class R-6	66	4
The Investment Company of America, Class R-6	44	3
Total growth-and-income funds (cost: $15,000)		19
Equity-income funds 3.77%
Capital Income Builder, Class R-6	13	1
The Income Fund of America, Class R-6	37	1
Total equity-income funds (cost: $2,000)		2
Balanced funds 9.44%
American Balanced Fund, Class R-6	99	4
American Funds Global Balanced Fund, Class R-6	37	1
Total balanced funds (cost: $4,000)		5
Fixed income funds 5.66%
U.S. Government Securities Fund, Class R-6	213	3
American Funds Emerging Markets Bond Fund, Class R6	49	— [1]
Total fixed income funds (cost: $3,000)		3
Total investment securities 100.00% (cost: $43,000)		53
Other assets less liabilities 0.00%		— [1]
Net assets 100.00%		$53
American Funds Insurance Series — Target Date Series — Page 9 of 29

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45.28%
New Perspective Fund, Class R-6	$4	$—	$— [1]	$— [1]	$1	$5	$—	$—
AMCAP Fund, Class R-6	3	— [1]	— [1]	— [1]	1	4	—	— [1]
SMALLCAP World Fund, Inc., Class R-6	4	— [1]	—	—	— [1]	4	—	—
The Growth Fund of America, Class R-6	3	— [1]	— [1]	— [1]	1	4	—	—
New World Fund, Inc., Class R-6	1	1	—	—	1	3	—	—
The New Economy Fund, Class R-6	2	—	— [1]	— [1]	— [1]	2	—	—
American Funds Global Insight Fund, Class R-6	1	— [1]	—	—	— [1]	1	—	—
EuroPacific Growth Fund, Class R-6	1	— [1]	—	—	— [1]	1	— [1]	— [1]
						24
Growth-and-income funds 35.85%
American Mutual Fund, Class R-6	3	— [1]	— [1]	— [1]	1	4	— [1]	—
Capital World Growth and Income Fund, Class R-6	4	— [1]	— [1]	— [1]	— [1]	4	— [1]	—
Fundamental Investors, Class R-6	4	— [1]	1	— [1]	1	4	— [1]	— [1]
Washington Mutual Investors Fund, Class R-6	4	— [1]	— [1]	— [1]	— [1]	4	— [1]	— [1]
The Investment Company of America, Class R-6	2	— [1]	— [1]	— [1]	1	3	— [1]	— [1]
						19
Equity-income funds 3.77%
Capital Income Builder, Class R-6	1	— [1]	—	—	— [1]	1	— [1]	—
The Income Fund of America, Class R-6	1	— [1]	—	—	— [1]	1	— [1]	—
						2
Balanced funds 9.44%
American Balanced Fund, Class R-6	3	— [1]	—	—	1	4	— [1]	—
American Funds Global Balanced Fund, Class R-6	2	— [1]	1	— [1]	— [1]	1	— [1]	—
						5
Fixed income funds 5.66%
U.S. Government Securities Fund, Class R-6	2	1	—	—	— [1]	3	— [1]	—
American Funds Emerging Markets Bond Fund, Class R-6	—	— [1]	—	—	— [1]	— [1]	— [1]	—
						3
Total 100.00%				$— [1]	$8	$53	$— [1]	$— [1]

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 10 of 29

American Funds® IS 2045 Target Date Fund
Investment portfolio
September 30, 2024
unaudited

Growth funds 44.23%	Shares	Value (000)
New Perspective Fund, Class R-6	56	$4
SMALLCAP World Fund, Inc., Class R-6	51	4
The Growth Fund of America, Class R-6	46	4
AMCAP Fund, Class R-6	79	3
New World Fund, Inc., Class R-6	32	3
American Funds Global Insight Fund, Class R-6	83	2
The New Economy Fund, Class R-6	31	2
EuroPacific Growth Fund, Class R-6	17	1
Total growth funds (cost: $18,000)		23
Growth-and-income funds 32.69%
American Mutual Fund, Class R-6	63	4
Capital World Growth and Income Fund, Class R-6	55	4
Fundamental Investors, Class R-6	49	4
Washington Mutual Investors Fund, Class R-6	58	3
The Investment Company of America, Class R-6	35	2
Total growth-and-income funds (cost: $14,000)		17
Equity-income funds 7.69%
Capital Income Builder, Class R-6	21	2
The Income Fund of America, Class R-6	78	2
Total equity-income funds (cost: $3,000)		4
Balanced funds 9.62%
American Balanced Fund, Class R-6	113	4
American Funds Global Balanced Fund, Class R-6	36	1
Total balanced funds (cost: $5,000)		5
Fixed income funds 5.77%
U.S. Government Securities Fund, Class R-6	211	3
American Funds Emerging Markets Bond Fund, Class R6	49	— [1]
Total fixed income funds (cost: $3,000)		3
Total investment securities 100.00% (cost: $43,000)		52
Other assets less liabilities 0.00%		— [1]
Net assets 100.00%		$52
American Funds Insurance Series — Target Date Series — Page 11 of 29

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 44.23%
New Perspective Fund, Class R-6	$3	$—	$— [1]	$— [1]	$1	$4	$—	$—
SMALLCAP World Fund, Inc., Class R-6	3	— [1]	—	—	1	4	—	—
The Growth Fund of America, Class R-6	4	— [1]	1	— [1]	1	4	—	—
AMCAP Fund, Class R-6	3	— [1]	— [1]	— [1]	— [1]	3	—	— [1]
New World Fund, Inc., Class R-6	1	1	—	—	1	3	—	—
American Funds Global Insight Fund, Class R-6	2	— [1]	—	—	— [1]	2	—	—
The New Economy Fund, Class R-6	2	—	— [1]	— [1]	— [1]	2	—	—
EuroPacific Growth Fund, Class R-6	1	— [1]	—	—	— [1]	1	— [1]	— [1]
						23
Growth-and-income funds 32.69%
American Mutual Fund, Class R-6	3	— [1]	— [1]	— [1]	1	4	— [1]	—
Capital World Growth and Income Fund, Class R-6	4	— [1]	— [1]	— [1]	— [1]	4	— [1]	—
Fundamental Investors, Class R-6	4	— [1]	1	— [1]	1	4	— [1]	— [1]
Washington Mutual Investors Fund, Class R-6	3	— [1]	— [1]	— [1]	— [1]	3	— [1]	— [1]
The Investment Company of America, Class R-6	2	— [1]	— [1]	— [1]	— [1]	2	— [1]	— [1]
						17
Equity-income funds 7.69%
Capital Income Builder, Class R-6	1	1	—	—	— [1]	2	— [1]	—
The Income Fund of America, Class R-6	2	— [1]	—	—	— [1]	2	— [1]	—
						4
Balanced funds 9.62%
American Balanced Fund, Class R-6	3	— [1]	—	—	1	4	— [1]	—
American Funds Global Balanced Fund, Class R-6	2	— [1]	1	— [1]	— [1]	1	— [1]	—
						5
Fixed income funds 5.77%
U.S. Government Securities Fund, Class R-6	2	1	—	—	— [1]	3	— [1]	—
American Funds Emerging Markets Bond Fund, Class R-6	—	— [1]	—	—	— [1]	— [1]	— [1]	—
						3
Total 100.00%				$— [1]	$7	$52	$— [1]	$— [1]

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 12 of 29

American Funds® IS 2040 Target Date Fund
Investment portfolio
September 30, 2024
unaudited

Growth funds 38.49%	Shares	Value (000)
AMCAP Fund, Class R-6	424	$20
New Perspective Fund, Class R-6	292	19
The Growth Fund of America, Class R-6	247	19
SMALLCAP World Fund, Inc., Class R-6	232	17
American Funds Global Insight Fund, Class R-6	457	11
The New Economy Fund, Class R-6	165	11
New World Fund, Inc., Class R-6	116	10
EuroPacific Growth Fund, Class R-6	5	— [1]
Total growth funds (cost: $99,000)		107
Growth-and-income funds 33.45%
American Mutual Fund, Class R-6	339	20
Capital World Growth and Income Fund, Class R-6	282	20
Fundamental Investors, Class R-6	229	20
Washington Mutual Investors Fund, Class R-6	266	17
The Investment Company of America, Class R-6	184	11
International Growth and Income Fund, Class R-6	134	5
Total growth-and-income funds (cost: $86,000)		93
Equity-income funds 7.20%
The Income Fund of America, Class R-6	435	11
Capital Income Builder, Class R-6	116	9
Total equity-income funds (cost: $18,000)		20
Balanced funds 10.43%
American Balanced Fund, Class R-6	612	21
American Funds Global Balanced Fund, Class R-6	189	8
Total balanced funds (cost: $28,000)		29
Fixed income funds 10.43%
U.S. Government Securities Fund, Class R-6	1,096	14
American Funds Inflation Linked Bond Fund, Class R-6	614	6
American Funds Multi-Sector Income Fund, Class R-6	552	5
Capital World Bond Fund, Class R-6	260	4
Total fixed income funds (cost: $28,000)		29
Total investment securities 100.00% (cost: $259,000)		278
Other assets less liabilities 0.00%		— [1]
Net assets 100.00%		$278
American Funds Insurance Series — Target Date Series — Page 13 of 29

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 38.49%
AMCAP Fund, Class R-6	$3	$16	$— [1]	$— [1]	$1	$20	$—	$— [1]
New Perspective Fund, Class R-6	3	15	— [1]	— [1]	1	19	—	—
The Growth Fund of America, Class R-6	3	15	— [1]	— [1]	1	19	—	—
SMALLCAP World Fund, Inc., Class R-6	3	13	—	—	1	17	—	—
American Funds Global Insight Fund, Class R-6	2	9	—	—	— [1]	11	—	—
The New Economy Fund, Class R-6	2	8	— [1]	— [1]	1	11	—	—
New World Fund, Inc., Class R-6	1	8	—	—	1	10	—	—
EuroPacific Growth Fund, Class R-6	— [1]	— [1]	— [1]	— [1]	— [1]	— [1]	— [1]	— [1]
						107
Growth-and-income funds 33.45%
American Mutual Fund, Class R-6	3	15	— [1]	— [1]	2	20	— [1]	—
Capital World Growth and Income Fund, Class R-6	3	16	— [1]	— [1]	1	20	— [1]	—
Fundamental Investors, Class R-6	3	16	— [1]	— [1]	1	20	— [1]	— [1]
Washington Mutual Investors Fund, Class R-6	3	13	— [1]	— [1]	1	17	— [1]	— [1]
The Investment Company of America, Class R-6	2	8	— [1]	— [1]	1	11	— [1]	— [1]
International Growth and Income Fund, Class R-6	1	4	—	—	— [1]	5	— [1]	—
						93
Equity-income funds 7.20%
The Income Fund of America, Class R-6	2	8	— [1]	— [1]	1	11	— [1]	—
Capital Income Builder, Class R-6	1	7	— [1]	— [1]	1	9	— [1]	—
						20
Balanced funds 10.43%
American Balanced Fund, Class R-6	4	16	—	—	1	21	— [1]	—
American Funds Global Balanced Fund, Class R-6	2	6	1	— [1]	1	8	— [1]	—
						29
Fixed income funds 10.43%
U.S. Government Securities Fund, Class R-6	2	12	1	— [1]	1	14	— [1]	—
American Funds Inflation Linked Bond Fund, Class R-6	1	5	— [1]	— [1]	— [1]	6	—	—
American Funds Multi-Sector Income Fund, Class R-6	1	4	—	—	— [1]	5	— [1]	—
Capital World Bond Fund, Class R-6	—	4	— [1]	— [1]	— [1]	4	— [1]	—
						29
Total 100.00%				$— [1]	$17	$278	$— [1]	$— [1]

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 14 of 29

American Funds® IS 2035 Target Date Fund
Investment portfolio
September 30, 2024
unaudited

Growth funds 24.72%	Shares	Value (000)
AMCAP Fund, Class R-6	1,585	$72
The Growth Fund of America, Class R-6	927	72
SMALLCAP World Fund, Inc., Class R-6	648	48
American Funds Global Insight Fund, Class R-6	1,908	47
New Perspective Fund, Class R-6	592	39
The New Economy Fund, Class R-6	67	5
New World Fund, Inc., Class R-6	39	3
Total growth funds (cost: $194,000)		286
Growth-and-income funds 32.15%
American Mutual Fund, Class R-6	1,410	84
Capital World Growth and Income Fund, Class R-6	1,189	82
Fundamental Investors, Class R-6	848	73
Washington Mutual Investors Fund, Class R-6	953	61
The Investment Company of America, Class R-6	802	49
International Growth and Income Fund, Class R-6	590	23
Total growth-and-income funds (cost: $269,000)		372
Equity-income funds 8.04%
The Income Fund of America, Class R-6	1,827	47
Capital Income Builder, Class R-6	622	46
Total equity-income funds (cost: $78,000)		93
Balanced funds 13.05%
American Balanced Fund, Class R-6	2,588	93
American Funds Global Balanced Fund, Class R-6	1,463	58
Total balanced funds (cost: $118,000)		151
Fixed income funds 22.04%
U.S. Government Securities Fund, Class R-6	4,553	56
American Funds Inflation Linked Bond Fund, Class R-6	5,422	52
American Funds Mortgage Fund, Class R-6	5,296	48
American Funds Multi-Sector Income Fund, Class R-6	3,383	33
Intermediate Bond Fund of America, Class R-6	2,225	28
American Funds Insurance Series — Target Date Series — Page 15 of 29

unaudited
Fixed income funds (continued)	Shares	Value (000)
American Funds Strategic Bond Fund, Class R-6	2,007	$19
Capital World Bond Fund, Class R-6	1,131	19
Total fixed income funds (cost: $246,000)		255
Total investment securities 100.00% (cost: $905,000)		1,157
Other assets less liabilities 0.00%		— [1]
Net assets 100.00%		$1,157
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 24.72%
AMCAP Fund, Class R-6	$150	$1	$95	$17	$(1)	$72	$—	$1
The Growth Fund of America, Class R-6	150	—	97	17	2	72	—	—
SMALLCAP World Fund, Inc., Class R-6	106	—	62	7	(3)	48	—	—
American Funds Global Insight Fund, Class R-6	96	—	57	6	2	47	—	—
New Perspective Fund, Class R-6	92	—	62	7	2	39	—	—
The New Economy Fund, Class R-6	19	—	16	4	(2)	5	—	—
New World Fund, Inc., Class R-6	10	—	8	1	— [1]	3	—	—
						286
Growth-and-income funds 32.15%
American Mutual Fund, Class R-6	169	1	100	5	9	84	1	—
Capital World Growth and Income Fund, Class R-6	169	1	102	11	3	82	1	—
Fundamental Investors, Class R-6	150	1	94	13	3	73	1	— [1]
Washington Mutual Investors Fund, Class R-6	125	3	77	8	2	61	1	3
The Investment Company of America, Class R-6	96	1	59	10	1	49	— [1]	— [1]
International Growth and Income Fund, Class R-6	48	1	28	1	1	23	1	—
						372
Equity-income funds 8.04%
The Income Fund of America, Class R-6	96	1	55	1	4	47	1	—
Capital Income Builder, Class R-6	92	1	52	1	4	46	1	—
						93
Balanced funds 13.05%
American Balanced Fund, Class R-6	193	1	114	10	3	93	1	—
American Funds Global Balanced Fund, Class R-6	121	1	69	4	1	58	1	—
						151
Fixed income funds 22.04%
U.S. Government Securities Fund, Class R-6	121	2	66	(3)	2	56	2	—
American Funds Inflation Linked Bond Fund, Class R-6	111	—	61	(2)	4	52	—	—
American Funds Mortgage Fund, Class R-6	96	2	49	(2)	1	48	2	—
American Funds Multi-Sector Income Fund, Class R-6	67	2	37	1	— [1]	33	2	—
Intermediate Bond Fund of America, Class R-6	58	1	31	(1)	1	28	1	—
American Funds Strategic Bond Fund, Class R-6[3]	39	— [1]	20	(1)	1	19	— [1]	—
Capital World Bond Fund, Class R-6[3]	39	— [1]	20	— [1]	— [1]	19	— [1]	—
						255
Total 100.00%				$115	$40	$1,157	$16	$4

American Funds Insurance Series — Target Date Series — Page 16 of 29

unaudited
[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 17 of 29

American Funds® IS 2030 Target Date Fund
Investment portfolio
September 30, 2024
unaudited

Growth funds 18.17%	Shares	Value (000)
AMCAP Fund, Class R-6	703	$32
The Growth Fund of America, Class R-6	286	22
American Funds Global Insight Fund, Class R-6	686	17
New Perspective Fund, Class R-6	176	12
SMALLCAP World Fund, Inc., Class R-6	162	12
Total growth funds (cost: $73,000)		95
Growth-and-income funds 28.11%
American Mutual Fund, Class R-6	634	38
Capital World Growth and Income Fund, Class R-6	535	37
Washington Mutual Investors Fund, Class R-6	421	27
Fundamental Investors, Class R-6	204	17
The Investment Company of America, Class R-6	279	17
International Growth and Income Fund, Class R-6	273	11
Total growth-and-income funds (cost: $115,000)		147
Equity-income funds 8.22%
Capital Income Builder, Class R-6	295	22
The Income Fund of America, Class R-6	836	21
Total equity-income funds (cost: $38,000)		43
Balanced funds 13.38%
American Balanced Fund, Class R-6	1,185	43
American Funds Global Balanced Fund, Class R-6	668	27
Total balanced funds (cost: $59,000)		70
Fixed income funds 32.12%
The Bond Fund of America, Class R-6	2,574	30
American Funds Inflation Linked Bond Fund, Class R-6	3,058	29
American Funds Mortgage Fund, Class R-6	2,785	25
U.S. Government Securities Fund, Class R-6	2,042	25
Intermediate Bond Fund of America, Class R-6	1,846	24
American Funds Multi-Sector Income Fund, Class R-6	1,606	15
American Funds Strategic Bond Fund, Class R-6	1,061	10
Capital World Bond Fund, Class R-6	602	10
Total fixed income funds (cost: $172,000)		168
Total investment securities 100.00% (cost: $457,000)		523
Other assets less liabilities 0.00%		— [1]
Net assets 100.00%		$523
American Funds Insurance Series — Target Date Series — Page 18 of 29

unaudited
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 18.17%
AMCAP Fund, Class R-6	$30	$1	$4	$— [1]	$5	$32	$—	$1
The Growth Fund of America, Class R-6	22	— [1]	4	— [1]	4	22	—	—
American Funds Global Insight Fund, Class R-6	16	1	2	— [1]	2	17	—	—
New Perspective Fund, Class R-6	11	— [1]	1	— [1]	2	12	—	—
SMALLCAP World Fund, Inc., Class R-6	12	1	2	— [1]	1	12	—	—
						95
Growth-and-income funds 28.11%
American Mutual Fund, Class R-6	35	2	4	— [1]	5	38	1	—
Capital World Growth and Income Fund, Class R-6	35	2	5	— [1]	5	37	— [1]	—
Washington Mutual Investors Fund, Class R-6	25	2	3	— [1]	3	27	— [1]	1
Fundamental Investors, Class R-6	18	1	5	— [1]	3	17	— [1]	— [1]
The Investment Company of America, Class R-6	16	1	3	— [1]	3	17	— [1]	— [1]
International Growth and Income Fund, Class R-6	10	1	1	— [1]	1	11	— [1]	—
						147
Equity-income funds 8.22%
Capital Income Builder, Class R-6	20	1	1	— [1]	2	22	— [1]	—
The Income Fund of America, Class R-6	20	1	2	— [1]	2	21	— [1]	—
						43
Balanced funds 13.38%
American Balanced Fund, Class R-6	40	2	4	— [1]	5	43	— [1]	—
American Funds Global Balanced Fund, Class R-6	25	2	2	— [1]	2	27	— [1]	—
						70
Fixed income funds 32.12%
The Bond Fund of America, Class R-6	28	3	1	— [1]	— [1]	30	1	—
American Funds Inflation Linked Bond Fund, Class R-6	28	1	1	— [1]	1	29	—	—
American Funds Mortgage Fund, Class R-6	25	2	2	— [1]	— [1]	25	1	—
U.S. Government Securities Fund, Class R-6	24	2	2	— [1]	1	25	1	—
Intermediate Bond Fund of America, Class R-6	22	3	1	— [1]	— [1]	24	1	—
American Funds Multi-Sector Income Fund, Class R-6	15	1	1	— [1]	— [1]	15	1	—
American Funds Strategic Bond Fund, Class R-6[3]	10	1	1	— [1]	— [1]	10	— [1]	—
Capital World Bond Fund, Class R-6[3]	10	1	1	— [1]	— [1]	10	— [1]	—
						168
Total 100.00%				$— [1]	$47	$523	$6	$2

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 19 of 29

American Funds® IS 2025 Target Date Fund
Investment portfolio
September 30, 2024
unaudited

Growth funds 6.70%	Shares	Value (000)
AMCAP Fund, Class R-6	1,505	$69
American Funds Global Insight Fund, Class R-6	2,661	65
The Growth Fund of America, Class R-6	83	7
New Perspective Fund, Class R-6	68	4
SMALLCAP World Fund, Inc., Class R-6	59	4
Total growth funds (cost: $121,000)		149
Growth-and-income funds 24.49%
American Mutual Fund, Class R-6	2,292	136
Capital World Growth and Income Fund, Class R-6	1,971	136
Washington Mutual Investors Fund, Class R-6	1,745	113
Fundamental Investors, Class R-6	795	68
The Investment Company of America, Class R-6	1,117	68
International Growth and Income Fund, Class R-6	615	24
Total growth-and-income funds (cost: $438,000)		545
Equity-income funds 12.85%
The Income Fund of America, Class R-6	6,743	175
Capital Income Builder, Class R-6	1,507	111
Total equity-income funds (cost: $256,000)		286
Balanced funds 12.18%
American Balanced Fund, Class R-6	4,944	180
American Funds Global Balanced Fund, Class R-6	2,294	91
Total balanced funds (cost: $235,000)		271
Fixed income funds 43.87%
The Bond Fund of America, Class R-6	14,943	174
American Funds Inflation Linked Bond Fund, Class R-6	17,966	173
American Funds Mortgage Fund, Class R-6	14,411	130
Intermediate Bond Fund of America, Class R-6	10,214	130
U.S. Government Securities Fund, Class R-6	8,911	110
American Funds Multi-Sector Income Fund, Class R-6	9,101	87
American Funds Strategic Bond Fund, Class R-6	6,864	65
American Funds Insurance Series — Target Date Series — Page 20 of 29

unaudited
Fixed income funds (continued)	Shares	Value (000)
American High-Income Trust, Class R-6	6,390	$63
Capital World Bond Fund, Class R-6	2,640	44
Total fixed income funds (cost: $994,000)		976
Total investment securities 100.09% (cost: $2,044,000)		2,227
Other assets less liabilities (0.09)%		(2)
Net assets 100.00%		$2,225
American Funds Insurance Series — Target Date Series — Page 21 of 29

unaudited
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 6.70%
AMCAP Fund, Class R-6	$67	$7	$15	$— [2]	$10	$69	$—	$1
American Funds Global Insight Fund, Class R-6	55	9	6	— [2]	7	65	—	—
The Growth Fund of America, Class R-6	15	—	10	2	— [2]	7	—	—
New Perspective Fund, Class R-6	7	—	4	1	— [2]	4	—	—
SMALLCAP World Fund, Inc., Class R-6	8	—	4	— [2]	— [2]	4	—	—
						149
Growth-and-income funds 24.49%
American Mutual Fund, Class R-6	113	25	19	— [2]	17	136	2	—
Capital World Growth and Income Fund, Class R-6	114	31	25	(1)	17	136	2	—
Washington Mutual Investors Fund, Class R-6	92	26	16	— [2]	11	113	1	4
Fundamental Investors, Class R-6	56	13	11	— [2]	10	68	— [2]	— [2]
The Investment Company of America, Class R-6	56	13	11	— [2]	10	68	1	— [2]
International Growth and Income Fund, Class R-6	22	4	4	— [2]	2	24	— [2]	—
						545
Equity-income funds 12.85%
The Income Fund of America, Class R-6	133	40	13	(1)	16	175	3	—
Capital Income Builder, Class R-6	88	23	11	— [2]	11	111	2	—
						286
Balanced funds 12.18%
American Balanced Fund, Class R-6	147	33	19	(1)	20	180	2	—
American Funds Global Balanced Fund, Class R-6	77	17	10	(1)	8	91	1	—
						271
Fixed income funds 43.87%
The Bond Fund of America, Class R-6	142	44	15	(3)	6	174	5	—
American Funds Inflation Linked Bond Fund, Class R-6	137	42	14	(3)	11	173	—	—
American Funds Mortgage Fund, Class R-6	105	35	12	(2)	4	130	4	—
Intermediate Bond Fund of America, Class R-6	105	34	11	(1)	3	130	3	—
U.S. Government Securities Fund, Class R-6	91	27	10	(2)	4	110	3	—
American Funds Multi-Sector Income Fund, Class R-6	69	23	7	— [2]	2	87	3	—
American Funds Strategic Bond Fund, Class R-6	51	17	5	— [2]	2	65	1	—
American High-Income Trust, Class R-6[3]	44	20	3	— [2]	2	63	2	—
Capital World Bond Fund, Class R-6[3]	37	10	5	— [2]	2	44	— [2]	—
						976
Total 100.09%				$(12)	$175	$2,227	$35	$5

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 22 of 29

American Funds® IS 2020 Target Date Fund
Investment portfolio
September 30, 2024
unaudited

Growth funds 3.16%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	5,055	$123
AMCAP Fund, Class R-6	1,446	66
Total growth funds (cost: $160,000)		189
Growth-and-income funds 22.16%
American Mutual Fund, Class R-6	6,058	359
Capital World Growth and Income Fund, Class R-6	4,391	303
Washington Mutual Investors Fund, Class R-6	4,642	299
Fundamental Investors, Class R-6	2,102	180
The Investment Company of America, Class R-6	2,955	180
International Growth and Income Fund, Class R-6	92	3
Total growth-and-income funds (cost: $1,082,000)		1,324
Equity-income funds 17.79%
The Income Fund of America, Class R-6	27,195	706
Capital Income Builder, Class R-6	4,835	357
Total equity-income funds (cost: $953,000)		1,063
Balanced funds 12.02%
American Balanced Fund, Class R-6	13,166	478
American Funds Global Balanced Fund, Class R-6	6,019	240
Total balanced funds (cost: $634,000)		718
Fixed income funds 44.94%
American Funds Inflation Linked Bond Fund, Class R-6	49,432	477
The Bond Fund of America, Class R-6	41,024	477
American Funds Mortgage Fund, Class R-6	39,684	358
Intermediate Bond Fund of America, Class R-6	28,092	358
U.S. Government Securities Fund, Class R-6	24,265	298
American Funds Multi-Sector Income Fund, Class R-6	24,967	240
American High-Income Trust, Class R-6	18,186	180
American Funds Strategic Bond Fund, Class R-6	18,869	178
Capital World Bond Fund, Class R-6	7,120	119
Total fixed income funds (cost: $2,727,000)		2,685
Total investment securities 100.07% (cost: $5,556,000)		5,979
Other assets less liabilities (0.07)%		(4)
Net assets 100.00%		$5,975
American Funds Insurance Series — Target Date Series — Page 23 of 29

unaudited
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3.16%
American Funds Global Insight Fund, Class R-6	$89	$25	$5	$— [2]	$14	$123	$—	$—
AMCAP Fund, Class R-6	56	12	11	— [2]	9	66	—	1
						189
Growth-and-income funds 22.16%
American Mutual Fund, Class R-6	242	84	11	— [2]	44	359	4	—
Capital World Growth and Income Fund, Class R-6	209	90	32	— [2]	36	303	3	—
Washington Mutual Investors Fund, Class R-6	201	86	17	— [2]	29	299	3	10
Fundamental Investors, Class R-6	121	48	15	— [2]	26	180	1	1
The Investment Company of America, Class R-6	121	43	12	1	27	180	2	1
International Growth and Income Fund, Class R-6	8	— [2]	6	1	—	3	— [2]	—
						1,324
Equity-income funds 17.79%
The Income Fund of America, Class R-6	451	202	8	— [2]	61	706	13	—
Capital Income Builder, Class R-6	234	95	4	— [2]	32	357	6	—
						1,063
Balanced funds 12.02%
American Balanced Fund, Class R-6	322	110	3	— [2]	49	478	5	—
American Funds Global Balanced Fund, Class R-6	161	60	— [2]	— [2]	19	240	3	—
						718
Fixed income funds 44.94%
American Funds Inflation Linked Bond Fund, Class R-6	320	145	9	(1)	22	477	—	—
The Bond Fund of America, Class R-6	322	154	6	— [2]	7	477	13	—
American Funds Mortgage Fund, Class R-6	241	116	3	— [2]	4	358	10	—
Intermediate Bond Fund of America, Class R-6	241	116	5	— [2]	6	358	9	—
U.S. Government Securities Fund, Class R-6	201	95	2	— [2]	4	298	8	—
American Funds Multi-Sector Income Fund, Class R-6	161	74	1	— [2]	6	240	9	—
American High-Income Trust, Class R-6	121	54	1	— [2]	6	180	7	—
American Funds Strategic Bond Fund, Class R-6[3]	121	54	1	— [2]	4	178	2	—
Capital World Bond Fund, Class R-6[3]	80	37	2	— [2]	4	119	— [2]	—
						2,685
Total 100.07%				$1	$409	$5,979	$98	$13

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 24 of 29

American Funds® IS 2015 Target Date Fund
Investment portfolio
September 30, 2024
unaudited

Growth funds 0.15%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	2,530	$62
AMCAP Fund, Class R-6	679	31
Total growth funds (cost: $73,000)		93
Growth-and-income funds 20.11%
American Mutual Fund, Class R-6	62,577	3,712
Capital World Growth and Income Fund, Class R-6	44,837	3,093
Washington Mutual Investors Fund, Class R-6	38,889	2,505
The Investment Company of America, Class R-6	30,517	1,856
Fundamental Investors, Class R-6	14,838	1,268
Total growth-and-income funds (cost: $10,088,000)		12,434
Equity-income funds 18.96%
The Income Fund of America, Class R-6	308,454	8,011
Capital Income Builder, Class R-6	50,359	3,711
Total equity-income funds (cost: $10,460,000)		11,722
Balanced funds 11.06%
American Balanced Fund, Class R-6	120,104	4,361
American Funds Global Balanced Fund, Class R-6	62,013	2,474
Total balanced funds (cost: $6,034,000)		6,835
Fixed income funds 49.78%
The Bond Fund of America, Class R-6	476,016	5,536
Intermediate Bond Fund of America, Class R-6	429,349	5,474
American Funds Inflation Linked Bond Fund, Class R-6	513,321	4,948
American Funds Mortgage Fund, Class R-6	411,448	3,711
Short-Term Bond Fund of America, Class R-6	305,093	2,938
American Funds Multi-Sector Income Fund, Class R-6	257,989	2,474
American Funds Strategic Bond Fund, Class R-6	258,538	2,443
American High-Income Trust, Class R-6	187,812	1,858
Capital World Bond Fund, Class R-6	73,804	1,237
U.S. Government Securities Fund, Class R-6	12,577	155
Total fixed income funds (cost: $31,018,000)		30,774
Total investment securities 100.06% (cost: $57,673,000)		61,858
Other assets less liabilities (0.06)%		(38)
Net assets 100.00%		$61,820
American Funds Insurance Series — Target Date Series — Page 25 of 29

unaudited
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0.15%
American Funds Global Insight Fund, Class R-6	$159	$18	$127	$7	$5	$62	$—	$—
AMCAP Fund, Class R-6	80	6	63	(1)	9	31	—	1
						93
Growth-and-income funds 20.11%
American Mutual Fund, Class R-6	2,383	1,079	198	2	446	3,712	41	—
Capital World Growth and Income Fund, Class R-6	1,986	1,112	340	— [2]	335	3,093	33	—
Washington Mutual Investors Fund, Class R-6	1,665	788	187	4	235	2,505	24	82
The Investment Company of America, Class R-6	1,191	591	195	4	265	1,856	15	6
Fundamental Investors, Class R-6	874	356	140	5	173	1,268	9	6
						12,434
Equity-income funds 18.96%
The Income Fund of America, Class R-6	5,074	2,518	260	(1)	680	8,011	144	—
Capital Income Builder, Class R-6	2,380	1,103	101	(1)	330	3,711	63	—
						11,722
Balanced funds 11.06%
American Balanced Fund, Class R-6	2,852	1,249	169	3	426	4,361	41	—
American Funds Global Balanced Fund, Class R-6	1,585	760	61	(1)	191	2,474	33	—
						6,835
Fixed income funds 49.78%
The Bond Fund of America, Class R-6	3,494	2,133	181	(3)	93	5,536	143	—
Intermediate Bond Fund of America, Class R-6	3,341	2,168	130	2	93	5,474	133	—
American Funds Inflation Linked Bond Fund, Class R-6	3,169	1,688	128	(12)	231	4,948	—	—
American Funds Mortgage Fund, Class R-6	2,383	1,370	91	— [2]	49	3,711	102	—
Short-Term Bond Fund of America, Class R-6	1,595	1,345	40	(1)	39	2,938	69	—
American Funds Multi-Sector Income Fund, Class R-6	1,595	830	15	— [2]	64	2,474	90	—
American Funds Strategic Bond Fund, Class R-6[3]	1,508	941	72	(4)	70	2,443	32	—
American High-Income Trust, Class R-6	1,198	602	5	— [2]	63	1,858	71	—
Capital World Bond Fund, Class R-6[3]	792	428	22	— [2]	39	1,237	5	—
U.S. Government Securities Fund, Class R-6	397	60	300	(50)	48	155	9	—
						30,774
Total 100.06%				$(47)	$3,884	$61,858	$1,057	$95

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 26 of 29

American Funds® IS 2010 Target Date Fund
Investment portfolio
September 30, 2024
unaudited

Growth-and-income funds 16.36%	Shares	Value (000)
American Mutual Fund, Class R-6	512,338	$30,387
Washington Mutual Investors Fund, Class R-6	373,084	24,034
Capital World Growth and Income Fund, Class R-6	267,166	18,429
The Investment Company of America, Class R-6	296,701	18,042
Fundamental Investors, Class R-6	73,835	6,310
Total growth-and-income funds (cost: $74,801,000)		97,202
Equity-income funds 24.85%
The Income Fund of America, Class R-6	4,078,427	105,917
Capital Income Builder, Class R-6	566,000	41,714
Total equity-income funds (cost: $131,378,000)		147,631
Balanced funds 9.22%
American Balanced Fund, Class R-6	1,156,119	41,979
American Funds Global Balanced Fund, Class R-6	320,791	12,799
Total balanced funds (cost: $47,053,000)		54,778
Fixed income funds 49.63%
Intermediate Bond Fund of America, Class R-6	5,037,436	64,227
The Bond Fund of America, Class R-6	5,028,473	58,481
Short-Term Bond Fund of America, Class R-6	4,772,576	45,960
American Funds Inflation Linked Bond Fund, Class R-6	4,338,480	41,823
American Funds Mortgage Fund, Class R-6	4,525,849	40,823
American Funds Strategic Bond Fund, Class R-6	2,500,534	23,630
American Funds Multi-Sector Income Fund, Class R-6	1,897,564	18,198
American High-Income Trust, Class R-6	99,455	984
Capital World Bond Fund, Class R-6	40,446	678
Total fixed income funds (cost: $306,583,000)		294,804
Total investment securities 100.06% (cost: $559,815,000)		594,415
Other assets less liabilities (0.06)%		(384)
Net assets 100.00%		$594,031
American Funds Insurance Series — Target Date Series — Page 27 of 29

unaudited
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 16.36%
American Mutual Fund, Class R-6	$28,435	$899	$3,408	$215	$4,246	$30,387	$419	$—
Washington Mutual Investors Fund, Class R-6	21,873	1,896	2,498	97	2,666	24,034	279	1,016
Capital World Growth and Income Fund, Class R-6	18,662	597	3,379	49	2,500	18,429	254	—
The Investment Company of America, Class R-6	16,442	561	2,210	153	3,096	18,042	179	70
Fundamental Investors, Class R-6	6,643	121	1,601	127	1,020	6,310	54	39
						97,202
Equity-income funds 24.85%
The Income Fund of America, Class R-6	93,165	8,130	5,872	(139)	10,633	105,917	2,326	—
Capital Income Builder, Class R-6	37,290	2,286	2,212	32	4,318	41,714	869	—
						147,631
Balanced funds 9.22%
American Balanced Fund, Class R-6	38,353	896	2,361	47	5,044	41,979	481	—
American Funds Global Balanced Fund, Class R-6	13,151	207	1,746	(80)	1,267	12,799	207	—
						54,778
Fixed income funds 49.63%
Intermediate Bond Fund of America, Class R-6	58,304	5,697	859	13	1,072	64,227	2,003	—
The Bond Fund of America, Class R-6	53,908	5,350	1,617	(286)	1,126	58,481	1,938	—
Short-Term Bond Fund of America, Class R-6	40,735	4,641	—	—	584	45,960	1,428	—
American Funds Inflation Linked Bond Fund, Class R-6	39,499	1,346	1,148	(191)	2,317	41,823	—	—
American Funds Mortgage Fund, Class R-6	37,402	3,974	987	(148)	582	40,823	1,425	—
American Funds Strategic Bond Fund, Class R-6[2]	21,961	1,726	727	(39)	709	23,630	329	—
American Funds Multi-Sector Income Fund, Class R-6	17,621	860	803	7	513	18,198	860	—
American High-Income Trust, Class R-6	3,341	118	2,535	91	(31)	984	118	—
Capital World Bond Fund, Class R-6[2]	2,262	35	1,658	(205)	244	678	(47)	—
						294,804
Total 100.06%				$(257)	$41,906	$594,415	$13,122	$1,125

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

American Funds Insurance Series — Target Date Series — Page 28 of 29

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
As of September 30, 2024, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
INGEFP3-988-1124
American Funds Insurance Series — Target Date Series — Page 29 of 29